Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 3,076	$ 5,309
Restricted deposits	163	300
Short-term deposits	6,271
Prepaid expenses and other current assets	268	458
Total current assets	9,778	6,067
LONG-TERM ASSETS:
Property and equipment, net	6,813	7,621
Operating lease right-of-use assets	2,679	1,597
Other long-term assets	257	87
Total long-term assets	9,749	9,305
Total assets	19,527	15,372
CURRENT LIABILITIES:
Current maturities of long-term debt	5,437	4,003
Accrued expenses and other current liabilities	2,984	1,971
Trade payables	992	772
Current maturities of operating lease liabilities	873	540
Total current liabilities	10,286	7,286
LONG-TERM LIABILITIES:
Long-term debt	3,127	6,379
Deferred revenues	2,548	2,548
Long-term operating lease liabilities	1,594	857
Other liabilities	371	398
Total long-term liabilities	7,640	10,182
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY (DEFICIT):
Ordinary shares with no par value - Authorized: 107,800,000 shares at June 30, 2024 (unaudited) and December 31, 2023; Issued and outstanding: 4,797,252 and 1,653,559 shares at June 30, 2024 (unaudited) and December 31, 2023, respectively
Additional paid-in capital	252,652	236,213
Accumulated deficit	(251,051)	(238,309)
Total shareholders’ equity (deficit)	1,601	(2,096)
Total liabilities and shareholders’ equity	$ 19,527	$ 15,372